Interim Consolidated Statements of Cash Flows (Unaudited) $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)		Dec. 31, 2025 SGD ($)
Cash Flows From Operating Activities:
Net income	$ (2,615)	$ (3,385)	$ (248)		$ (1,365)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40	51	49
Interest expense	4	5	10
Interest on lease liability	1	1	1
Interest income	(16)	(20)		[1]
Changes in operating assets and liabilities:
Accounts receivable	(19)	(24)	(40)
Deposits, prepayments and other receivables	(89)	(117)	(145)
Accounts payable and accrued liabilities	(372)	(472)	119
Income tax payable	(6)	(8)
Net cash provided by (used in) operating activities	(3,072)	(3,969)	(254)
Cash Flows From Investing Activities:
Deposits, prepayments and other receivables	16	20		[2]
Purchase of property and equipment	(8)	(10)		[2]
Purchase of intangible asset	(28)	(36)	(31)
Net cash provided by (used in) investing activities	(20)	(26)	(31)
Cash Flows From Financing Activities:
Amount due from (to) director	(169)	(216)	530
Proceeds from issuance of share capital	4,141	5,377
Repayment of bank borrowings	(7)	(6)	(57)
Interest paid	(4)	(5)	(10)
Principal payment of lease liabilities	(15)	(19)	(18)
Payment of interest on lease liabilities	(1)	(1)	(1)
Net cash used in financing activities	3,945	5,130	444
Effects of exchange rate changes on cash and cash equivalents	17	5
Net change in cash and cash equivalents	853	1,135	159
Cash and cash equivalents at beginning of the period	1,549	1,990	315		315
Cash and cash equivalents at end of the period	2,419	3,130	474		$ 1,990
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(5)	(6)	(11)
Cash paid for income tax	(6)	(8)
Interest income received	$ 16	$ 20

[1]	Below S$1,000/US$1,000
[2]	Below S$1,000/US$1,000